INTERIM CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows used in operating activities
Net loss for the period	€ (30,420)	€ (20,579)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	801	906
Provisions	432	(126)
Expenses related to share-based payments	1,398	1,542
Cost of net debt	1,066	1,046
Impact of deferred income related to financial liabilities discounting effect	2,046	1,343
Other charges with no impact on cash	4	3
Cash flows used in operations, before tax and changes in working capital	(24,673)	(15,864)
(Increase) / Decrease in trade receivables	62	(39)
(Increase) / Decrease in Research tax credit receivable	0	3,314
(Increase) / Decrease in other receivables	(7,504)	(918)
Increase (Decrease) in trade and other payables	2,053	192
Increase / (Decrease) in other current liabilities	(1,442)	435
Increase in deferred income and contract liabilities	16,434	0
Changes in operating working capital	9,602	2,985
Net cash flows used in operating activities	(15,071)	(12,879)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(4)	(17)
Acquisitions of property, plant and equipment	(45)	(57)
Addition in non-current financial assets	0	(9)
Net cash flows from (used in) investing activities	(50)	(83)
Cash flows from financing activities
Warrants subscription	43	5
Transaction costs	(349)	(261)
Increase in loans and conditional advances	0	5,350
Loans repayments	(250)	0
Payment of lease liabilities	(644)	(171)
Interest paid	(350)	(350)
Charges of lease debt interest	(152)	(169)
Net cash flows from financing activities	(1,703)	4,404
Effect of exchange rates changes on cash	8	54
Net increase (decrease) in cash and cash equivalents	(16,814)	(8,505)
Net cash and cash equivalents at beginning of period	119,151	35,094
Net cash and cash equivalents at end of period	€ 102,336	€ 26,590